Significant Accounting Policies (Policies) (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Depreciable Assets

The provision for depreciation has been computed principally by the straight-line method based on the estimated useful lives of the depreciable assets as follows:

Category	Useful Life
Buildings	30 years

Leased assets and leasehold improvements	Amortized over the lesser of the economic life of the asset or the term of the lease

Machinery and equipment	3 – 10 years